Fair Value Measurements	12 Months Ended
Mar. 31, 2014
Fair Value Measurements

2. Fair Value Measurements

The Company and its subsidiaries adopted ASC 820 (“Fair Value Measurement”). This Codification Section defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

This Codification Section classifies and prioritizes inputs used in valuation techniques to measure fair value into the following three levels:

Level 1—Inputs of quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2—Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.

Level 3—Unobservable inputs for the assets or liabilities.

This Codification Section differentiates between those assets and liabilities required to be carried at fair value at every reporting period (“recurring”) and those assets and liabilities that are only required to be adjusted to fair value under certain circumstances (“nonrecurring”). The Company and its subsidiaries mainly measure certain loans held for sale, trading securities, available-for-sale securities, certain investment funds and derivatives at fair value on a recurring basis.

The Company and its subsidiaries adopted Accounting Standards Update 2011-04 (“Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”—ASC 820 (“Fair Value Measurement”)) on January 1, 2012. This Update is intended to result in a consistent definition of fair value and common requirements for measuring fair value and for disclosures about fair value between U.S. GAAP and IFRS. Consequently, this Update changes some fair value measurement principles and enhances the disclosure requirements.

The following table presents recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2013 and 2014:

	March 31, 2013
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans held for sale*1	¥16,026	¥0	¥16,026	¥0
Trading securities	33,041	2,184	30,857	0
Available-for-sale securities	757,299	166,398	453,923	136,978
Japanese and foreign government bond securities	278,717	98,990	179,727	0
Japanese prefectural and foreign municipal bond securities	61,090	0	61,090	0
Corporate debt securities	196,835	0	190,311	6,524
Specified bonds issued by SPEs in Japan	63,244	0	0	63,244
CMBS and RMBS in the U.S., and other asset- backed securities	60,691	0	1,792	58,899
Other debt securities	8,311	0	0	8,311
Equity securities	88,411	67,408	21,003	0
Other securities	5,800	0	0	5,800
Investment funds*3	5,800	0	0	5,800
Derivative assets	14,598	147	12,352	2,099
Interest rate swap agreements	4,654	0	4,654	0
Options held/written and other	5,654	0	3,555	2,099
Futures, foreign exchange contracts	1,030	147	883	0
Foreign currency swap agreements	2,890	0	2,890	0
Credit derivatives held	370	0	370	0

	¥826,764	¥168,729	¥513,158	¥144,847

Financial Liabilities:
Derivative liabilities	¥18,037	¥0	¥18,037	¥0
Interest rate swap agreements	1,459	0	1,459	0
Options held/written and other	3,530	0	3,530	0
Futures, foreign exchange contracts	4,685	0	4,685	0
Foreign currency swap agreements	8,263	0	8,263	0
Credit derivatives held/written	100	0	100	0

	¥18,037	¥0	¥18,037	¥0

	March 31, 2014
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans held for sale*1	¥12,631	¥0	¥12,631	¥0
Trading securities	16,079	275	15,804	0
Available-for-sale securities	881,606	230,618	566,987	84,001
Japanese and foreign government bond securities	360,360	114,989	245,371	0
Japanese prefectural and foreign municipal bond securities	96,697	0	96,697	0
Corporate debt securities	201,386	0	200,725	661
Specified bonds issued by SPEs in Japan	6,772	0	0	6,772
CMBS and RMBS in the U.S., and other asset- backed securities	65,631	0	613	65,018
Other debt securities	11,550	0	0	11,550
Equity securities*2	139,210	115,629	23,581	0
Other securities	6,317	0	0	6,317
Investment funds*3	6,317	0	0	6,317
Derivative assets	12,437	8	9,943	2,486
Interest rate swap agreements	2,528	0	2,528	0
Options written and other	5,486	0	3,000	2,486
Futures, foreign exchange contracts	860	8	852	0
Foreign currency swap agreements	3,534	0	3,534	0
Credit derivatives written	29	0	29	0

	¥929,070	¥230,901	¥605,365	¥92,804

Financial Liabilities:
Derivative liabilities	¥16,646	¥28	¥16,618	¥0
Interest rate swap agreements	634	0	634	0
Options written and other	3,605	0	3,605	0
Futures, foreign exchange contracts	4,966	28	4,938	0
Foreign currency swap agreements	7,176	0	7,176	0
Credit derivatives held	265	0	265	0
Accounts Payable	2,833	0	0	2,833
Contingent consideration	2,833	0	0	2,833

	¥19,478	¥28	¥16,617	¥2,833

*1

A subsidiary elected the fair value option under ASC 825 (“Financial Instruments”) on the loans held for sale originated on or after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in other operating revenues in the consolidated statements of income were gains from the change in the fair value of the loans of ¥1,024 million for the fiscal year ended March 31, 2012, losses from the change in the fair value of the loans of ¥628 million for the fiscal year ended March 31, 2013 and gains from the change in the fair value of the loans of ¥116 million for the fiscal year ended March 31, 2014. No gains or losses were recognized in earnings during the fiscal year ended March 31, 2012, the fiscal year ended March 31, 2013 and the fiscal year ended March 31, 2014 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2013, were ¥15,535 million and ¥16,026 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥491 million. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2014, were ¥12,024 million and ¥12,631 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥607 million. As of March 31, 2013 and 2014, there were no loans that were 90 days or more past due, in non-accrual status, or both.

*2	A subsidiary that has newly become a consolidated subsidiary of the Company during this fiscal year elected the fair value option under ASC 825 (“Financial Instruments”) for investments in equity securities included in available-for-sale securities. Included in brokerage commissions and net gains on investment securities in the consolidated statements of income were gains from the change in the fair value of those investments of ¥333 million for the fiscal year ended March 31, 2014. The amount of aggregate fair value elected the fair value option is ¥5,116 million as of March 31, 2014.
*3	A subsidiary and another company that have newly become a consolidated subsidiary of the Company during this fiscal year elected the fair value option under ASC 825 (“Financial Instruments”) for investments in some funds. Included in brokerage commissions and net gains on investment securities in the consolidated statements of income were gains from the change in the fair value of those investments of ¥670 million for the fiscal year ended March 31, 2013 and ¥1,412 million for the fiscal year ended March 31, 2014. The amounts of aggregate fair value elected the fair value option were ¥5,800 million and ¥6,317 million as of March 31, 2013 and 2014, respectively.

Changes in economic conditions or valuation methodologies may require the transfer of assets and liabilities from one fair value level to another. In such instances, the Company and its subsidiaries recognize the transfer at the beginning of quarter during which the transfers occur. The Company and its subsidiaries evaluate the significance of transfers between levels based upon size of the transfer relative to total assets, total liabilities or total earnings. For the fiscal years ended March 31, 2013 and 2014, there were no transfers between Level 1 and Level 2.

The following table presents the reconciliation of financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during fiscal year 2012, 2013 and 2014:

	2012
	Millions of yen
	Balance at April 1, 2011	Gains or losses (realized/ unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2012	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2012*1
		Included in earnings*1	Included in other comprehensive Income*2	Total
Available-for-sale securities	¥315,676	¥(1,262)	¥1,443	¥181	¥63,980	¥(18,054)	¥(118,596)	¥468	¥243,655	¥(2,429)
Corporate debt securities	2,573	(18)	108	90	2,549	(431)	(2,337)	468	2,912	(35)
Specified bonds issued by SPEs in Japan	222,314	(3,066)	2,178	(888)	6,668	(9,625)	(79,317)	0	139,152	(3,397)
CMBS and RMBS in the U.S., and other asset-backed securities	85,283	1,822	(1,056)	766	49,072	(7,998)	(33,942)	0	93,181	1,003
Other debt securities	5,506	0	213	213	5,691	0	(3,000)	0	8,410	0
Derivative assets and liabilities (net)	2,946	2,159	0	2,159	0	0	188	0	5,293	2,159
Options held/written, caps held and other	3,134	2,159	0	2,159	0	0	0	0	5,293	2,159
Credit derivatives held/written	(188)	0	0	0	0	0	188	0	0	0

	2013
	Millions of yen
	Balance at April 1, 2012	Gains or losses (realized/ unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2013	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2013*1
		Included in earnings*1	Included in other comprehensive Income*2	Total
Available-for-sale securities	¥243,655	¥(9,225)	¥7,693	¥(1,532)	¥19,294	¥(10,564)	¥(113,875)	¥0	¥136,978	¥(9,783)
Corporate debt securities	2,912	(508)	908	400	3,942	(432)	(298)	0	6,524	(456)
Specified bonds issued by SPEs in Japan	139,152	(9,228)	(15)	(9,243)	5,419	(9)	(72,075)	0	63,244	(8,095)
CMBS and RMBS in the U.S., and other asset-backed securities	93,181	(369)	5,381	5,012	9,933	(7,725)	(41,502)	0	58,899	(1,232)
Other debt securities	8,410	880	1,419	2,299	0	(2,398)	0	0	8,311	0
Other securities	0	670	825	1,495	5,018	(713)	0	0	5,800	670
Investment funds	0	670	825	1,495	5,018	(713)	0	0	5,800	670
Derivative assets and liabilities (net)	5,293	(3,194)	0	(3,194)	0	0	0	0	2,099	(3,194)
Options held/written, caps held and other	5,293	(3,194)	0	(3,194)	0	0	0	0	2,099	(3,194)

	2014
	Millions of yen
	Balance at April 1, 2013	Gains or losses (realized/ unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2014	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2014*1
		Included in earnings*1	Included in other comprehensive Income*2	Total
Available-for-sale securities	¥136,978	¥4,364	¥4,056	¥8,420	¥56,202	¥(13,817)	¥(103,782)	¥0	¥84,001	¥180
Corporate debt securities	6,524	416	(356)	60	0	(1,325)	(4,598)	0	661	0
Specified bonds issued by SPEs in Japan	63,244	327	839	1,166	0	(36)	(57,602)	0	6,772	5
CMBS and RMBS in the U.S., and other asset- backed securities	58,899	3,621	1,334	4,955	55,202	(12,456)	(41,582)	0	65,018	175
Other debt securities	8,311	0	2,239	2,239	1,000	0	0	0	11,550	0
Other securities	5,800	1,767	584	2,351	2,013	(3,824)	(23)	0	6,317	1,767
Investment funds	5,800	1,767	584	2,351	2,013	(3,824)	(23)	0	6,317	1,767
Derivative assets and liabilities (net)	2,099	2,987	0	2,987	0	0	(2,600)	0	2,486	2,987
Options held/written and other	2,099	2,987	0	2,987	0	0	(2,600)	0	2,486	2,987
Accounts payable	0	2,343	0	2,343	5,176	0	0	0	2,833	2,343
Contingent consideration	0	2,343	0	2,343	5,176	0	0	0	2,833	2,343

*1	Principally, gains and losses from available-for-sale securities are included in “brokerage commissions and net gains on investment securities”, “write-downs of securities” or “life insurance premiums and related investment income”; other securities are included in “brokerage commissions and net gains on investment securities” and derivative assets and liabilities (net) are included in “other operating revenues/expenses,” and gains from accounts payable are included in “other operating revenues”. Also, for available-for-sale securities, amortization of interest recognized in interest on loans and investment securities is included in these columns.
*2	Unrealized gains and losses from available-for-sale securities are included in “Net change of unrealized gains (losses) on investment in securities.”
*3	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.

In fiscal 2012, ¥468 million of Corporate debt securities was transferred from Level 2 to Level 3 due to a certain market becoming inactive. There were no transfers from Level 3 in fiscal 2012.

There were no transfers in or out of Level 3 in fiscal 2013 and 2014.

The following table presents recorded amounts of assets measured at fair value on a nonrecurring basis as of March 31, 2013 and 2014. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:

	March 31, 2013
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥60,564	¥0	¥0	¥60,564
Investment in operating leases and other operating assets	21,960	0	0	21,960
Land and buildings undeveloped or under construction	11,845	0	0	11,845
Certain investment in affiliates	3,704	0	0	3,704

	¥98,073	¥0	¥0	¥98,073

	March 31, 2014
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥39,866	¥0	¥0	¥39,866
Investment in operating leases and other operating assets	60,665	0	0	60,665
Land and buildings undeveloped or under construction	18,237	0	0	18,237

	¥118,768	¥0	¥0	¥118,768

The following is a description of the valuation process and the main valuation methodologies used for assets and liabilities measured at fair value:

Valuation process

The Company and its subsidiaries determine fair value of Level 3 assets and liabilities by using valuation techniques, such as internally developed models, or using third-party pricing information. Internally developed models include the discounted cash flow methodologies and direct capitalization methodologies. To measure the fair value of the assets and liabilities, the Company and its subsidiaries select the valuation technique which best reflects the nature, characteristics and risks of each asset and liability. The appropriateness of valuation methods and unobservable inputs is verified when measuring fair values of the assets and liabilities by using internally developed models. The Company and its subsidiaries also use third-party pricing information to measure the fair value of certain assets and liabilities. In that case, the Company and its subsidiaries verify the appropriateness of the prices by monitoring available information about the assets and liabilities, such as current conditions of the assets or liabilities, as well as surrounding market information. When these prices are determined to be able to reflect the nature, characteristics and risks of assets and liabilities reasonably, the Company and its subsidiaries use these prices as fair value of the assets and liabilities.

Loans held for sale

Certain loans, which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held-for-sale. The loans held for sale in the United States are classified as Level 2, because the Company and its subsidiaries measure their fair value based on a market approach using inputs other than quoted prices that are observable for the assets, such as treasury rate, swap rate and market spread.

Real estate collateral-dependent loans

The valuation allowance for large balance non-homogeneous loans is individually evaluated based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. According to ASC 820 (“Fair Value Measurement”), measurement for impaired loans determined using a present value technique is not considered a fair value measurement. However, measurement for impaired loans determined using the loan’s observable market price or the fair value of the collateral securing the collateral-dependent loans are fair value measurements and are subject to the disclosure requirements for nonrecurring fair value measurements.

The Company and its subsidiaries determine the fair value of the real estate collateral of real estate collateral-dependent loans using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The company and its subsidiaries generally obtain a new appraisal once a fiscal year. In addition, we periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions, which may materially affect the fair value of the collateral. Real estate collateral-dependent loans whose fair values are estimated using appraisals of the underlying collateral based on these valuation techniques are classified as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates and cap rates as well as future cash flows estimated to be generated from real estate collateral. An increase (decrease) in the discount rate or cap rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of real estate collateral-dependent loans.

Investment in operating leases and other operating assets and Land and buildings undeveloped or under construction

Investment in operating leases measured at fair value is mostly real estate. The Company and its subsidiaries determine the fair value of Investment in operating leases and other operating assets and land and buildings undeveloped or under construction using appraisals prepared by independent third party appraisers or the Company’s own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flow methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries classified the assets as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates as well as future cash flows estimated to be generated from the assets or projects. An increase (decrease) in the discount rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of investment in operating leases and other operating assets and Land and buildings undeveloped or under construction.

Trading securities, Available-for-sale securities and Investment in affiliates

If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities are classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets and accordingly these securities are classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models including discounted cash flow methodologies, commonly used option-pricing models and broker quotes. Such securities are classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market. If fair value is based on broker quotes, the Company and its subsidiaries check the validity of received prices based on comparison to prices of other similar assets and market data such as relevant bench mark indices.

The Company and its subsidiaries classified CMBS and RMBS in the United States as level 3 due to a certain market being inactive. In determining whether a market is active or inactive, the Company and its subsidiaries evaluate various factors such as the lack of recent transactions, price quotations that are not based on current information or vary substantially over time or among market makers, a significant increase in implied risk premium, a wide bid-ask spread, significant decline in new issuances, little or no public information (e.g. a principal-to-principal market) and other factors. With respect to the CMBS and RMBS in the United States, the Company and its subsidiaries judged that there has been increased overall trading activity but due to the lack of observable trades for older vintage and below investment grade securities we continue to limit the reliance on independent pricing service vendors and brokers. As a result, the Company and its subsidiaries established internally developed pricing models (Level 3 inputs) using valuation techniques such as discounted cash flow methodologies in order to estimate fair value of these securities and classified them as Level 3. Under the models, the Company and its subsidiaries use anticipated cash flows of the security discounted at a risk-adjusted discount rate that incorporates our estimate of credit risk and liquidity risk that a market participant would consider. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. An increase (decrease) in the discount rate or default rate would result in a decrease (increase) in the fair value of CMBS and RMBS in the United States.

The Company and its subsidiaries classified the specified bonds as Level 3 because the Company and its subsidiaries measure their fair value using unobservable inputs. Since the specified bonds do not trade in an open market, no relevant observable market data is available. Accordingly the Company and its subsidiaries use discounted cash flow methodologies that incorporates significant unobservable inputs to measure their fair value. When evaluating the specified bonds issued by SPEs in Japan, the Company and its subsidiaries estimate the fair value by discounting future cash flows using a discount rate based on market interest rates and a risk premium. The future cash flows for the specified bonds issued by the SPEs in Japan are estimated based on contractual principal and interest repayment schedules on each of the specified bonds issued by the SPEs in Japan. Since the discount rate is not observable for the specified bonds, the Company and its subsidiaries use an internally developed model to estimate a risk premium considering the value of the real estate collateral (which also involves unobservable inputs in many cases when using valuation techniques such as discounted cash flow methodologies) and the seniority of the bonds. Under the model, the Company and its subsidiaries consider the loan-to-value ratio and other relevant available information to reflect both the credit risk and the liquidity risk in our own estimate of the risk premium. Generally, the higher the loan-to-value ratio, the larger the risk premium the Company and its subsidiaries estimate under the model. The fair value of the specified bonds issued by SPEs in Japan rises when the fair value of the collateral real estate rises and the discount rate declines. The fair value of the specified bonds issued by SPEs in Japan declines when the fair value of the collateral real estate declines and the discount rate rises.

Investment funds

A subsidiary and another company which has newly become a consolidated subsidiary of the Company during this fiscal year elected the fair value option for investments in some funds. These investment funds for which the fair value option is elected are classified as Level 3, because the subsidiaries measure their fair value using discounted cash flow methodologies or discounting to net asset value based on inputs that are unobservable in the market.

Derivatives

For exchange-traded derivatives, fair value is based on quoted market prices, and accordingly, classified as Level 1. For non-exchange traded derivatives, fair value is based on commonly used models and discounted cash flow methodologies. If the inputs used for these measurements including yield curves and volatilities are observable, the Company and its subsidiaries classify it as Level 2. If the inputs are not observable, the Company and its subsidiaries classify it as Level 3. These unobservable inputs contain discount rates. An increase (decrease) in the discount rate would result in a decrease (increase) in the fair value of derivatives.

Contingent consideration

The Company will be required to pay certain contingent consideration described in Note 3 (Acquisitions) depending on the future performance of a certain asset management business of the acquired subsidiary, and the Company recognizes a liability for the contingent consideration at its estimated fair value. The fair value of the contingent consideration is classified as Level 3 because the Company measures its fair value using a Monte Carlo model based on inputs that are unobservable in the market.

Information about Level 3 Fair Value Measurements

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets or liabilities measured at fair value on a recurring basis as of March 31, 2013 and 2014.

	March 31, 2013
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Financial Assets:
Available-for-sale securities
Corporate debt securities	¥974	Discounted cash flows	Discount rate	5.4%
				(5.4%)

	5,550	Appraisals/Broker quotes	—	—

Specified bonds issued by SPEs in Japan	60,013	Discounted cash flows	Discount rate	1.0% – 12.0%
				(4.9%)

	3,231	Appraisals/Broker quotes	—	—

CMBS and RMBS in the U.S., and other asset-backed securities	30,804	Discounted cash flows	Discount rate	2.9% – 42.6%
				(9.3%)

			Probability of default	0.0% – 12.8%
				(1.7%)

	28,095	Appraisals/Broker quotes	—	—

Other debt securities	8,311	Discounted cash flows	Discount rate	11.7% (11.7%)

Other securities
Investment funds	5,800	Discounted cash flows	Discount rate	13.0% – 20.0%
				(18.6%)

Derivative assets
Options held/written and other	2,099	Discounted cash flows	Discount rate	10.0% – 15.0%
				(12.3%)

	¥144,877

	March 31, 2014
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Financial Assets:
Available-for-sale securities Corporate debt securities	¥661	Appraisals/Broker quotes	—	—
Specified bonds issued by SPEs in Japan	3,627	Discounted cash flows	Discount rate	1.0% – 11.1%
				(4.5%)
	3,145	Appraisals/Broker quotes	—	—
CMBS and RMBS in the U.S., and other asset-backed securities	22,991	Discounted cash flows	Discount rate	4.1% – 38.0%
				(18.1%)
			Probability of default	0.0% – 18.1%
				(0.6%)
	42,027	Appraisals/Broker quotes	—	—

Other debt securities	11,550	Discounted cash flows	Discount rate	12.0%
				(12.0%)
Other securities
Investment funds	6,317	Internal cash flows	Discount rate	15.0% – 32.0%
				(20.1%)
Derivative assets
Options written and other	2,486	Discounted cash flows	Discount rate	10.0% – 15.0%
				(11.5%)

	¥92,804

Financial Liabilities:
Accounts payable Contingent consideration	¥2,833	Monte Carlo simulation	Discount rate	16.0%
				(16.0%)

	¥2,833

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis as of March 31, 2013 and 2014.

	March 31, 2013
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥60,564	Discounted cash flows	Discount rate	5.4% – 19.0%
				(8.4%)
		Direct capitalization	Capitalization rate	5.0% – 21.0%
				(10.7%)
Investment in operating leases and other operating assets	21,960	Discounted cash flows	Discount rate	4.4% – 12.7%
				(6.9%)
Land and buildings undeveloped or under construction	11,845	Discounted cash flows	Discount rate	4.7% – 9.6%
				(6.6%)
Certain investment in affiliates	3,704	Discounted cash flows	Discount rate	5.0% – 9.2%
				(8.8%)

	¥98,073

	March 31, 2014
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	39,866	Discounted cash flows	Discount rate	5.3% – 19.0%
				(10.2%)
		Direct capitalization	Capitalization rate	5.6% – 19.0%
				(10.3%)
Investment in operating leases and other operating assets	60,665	Discounted cash flows	Discount rate	5.2% – 11.0%
				(5.6%)
Land and buildings undeveloped or under construction	18,237	Discounted cash flows	Discount rate	3.9% – 9.9%
				(7.1%)

	¥118,768

The Company and its subsidiaries generally use discounted cash flow methodologies or similar internally developed models to determine the fair value of Level 3 assets and liabilities. Use of these techniques requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs as indicated in the preceding table. Accordingly, changes in these unobservable inputs may have a significant impact on the fair value.

Certain of these unobservable inputs will (in isolation) have a directionally consistent impact on the fair value of the asset or liability for a given change in that input. Alternatively, the fair value of the asset or liability may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular asset or liability. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.

For more analysis of the sensitivity of each input, see the description of the valuation process and the main valuation methodologies used for assets and liabilities measured at fair value.